LEASE LIABILITIES - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Current portion	$ 28,120	$ 24,300
Non-current portion	23,124	33,646
Lease liabilities	51,244	57,946
Restatement [Member]
Lease Liabilities [Line Items]
Current portion	28,120	24,300
Non-current portion	23,124	33,646
Lease liabilities	$ 51,244	$ 57,946	$ 68,666